Description of Plan (Details) - EBP020 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
Description of Plan [Line Items]
Minimum amount of account balance that may not be deferred and are subject to automotic rollover/cash out	$ 1,000
Maximum amount of account balance that may not be deferred and are subject to automotic rollover/cash out	7,000
Amount of account balance that may not be deferred and may be subject to potential rollover/cash out	$ 7,000
Automatic deferral rate	4.00%
Automatic deferral rate annual incremental increase, percentage	1.00%
Automatic annual increase increment, Option 1	1.00%
Automatic annual increase increment, Option 2	2.00%
Automatic annual increase increment, Option 3	3.00%
Number of active loans | loan	1
Maximum percentage of account balance participant may borrow	50.00%
Minimum borrowing amount	$ 1,000
Maximum borrowing amount	$ 50,000
Hoover Treated Wood Products, Inc. 401(k) Savings Plan [Member]
Description of Plan [Line Items]
Transfer from plan		$ 13,052,919
Hoover Treated Wood Products, Inc. 401(k) Retirement Plan [Member]
Description of Plan [Line Items]
Transfer from plan		$ 6,878,488
Maximum [Member]
Description of Plan [Line Items]
Automatic deferral rate	10.00%
Employer Common Stock Fund [Member]
Description of Plan [Line Items]
Maximum percentage of employee contributions to single investment	20.00%
Berkshire Hathaway Stock Fund [Member]
Description of Plan [Line Items]
Maximum percentage of employee contributions to single investment	25.00%
Maximum percentage of total account balance in single investment	25.00%